Restructuring Costs and Similar Items - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Decrease in total expense of restructuring activities	€ 630	€ 630